                               UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2005

                                                      LIPPER
   MORGAN STANLEY       LEHMAN BROTHERS     SHORT INVESTMENT
 LIMITED DURATION     U.S. CREDIT INDEX           GRADE BOND
             FUND         (1-5 YEAR)(1)       FUNDS INDEX(2)
 0.66%...........                0.65%                 0.79%

The Fund's total return assumes the reinvestment of all distributions. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

As many investors expected, the Federal Open Market Committee (the Fed) increased the federal funds target rate at each of its four meetings during the semiannual period. These actions moved the target rate from 2.75 percent at the beginning of the period to 3.75 percent at the close. Nonetheless, comments from the Fed indicated that the central bank believed that the prevailing rate was still well below equilibrium and that monetary policy would need to provide ongoing support for economic activity.

In contrast to the steady increase in very short-term rates controlled by the Fed, yields on intermediate and longer-term bonds were more volatile. After starting the period in a downward trend, rates across the yield curve reversed course and rose above their first quarter levels. (The yield curve charts the difference between short- and long-term yields.) However, these upward movements did not occur in a linear manner, and therefore masked considerable volatility. In late August and early September, the magnitude of Hurricane Katrina's devastation heightened concerns about soaring oil prices and the pace of longer-term economic growth. Against this backdrop, yields dipped across the curve. Yields soon resumed their upward course, however, after indications that the hurricane would not have as much impact on long-term growth and energy prices as many had originally speculated. The Fed affirmed this view in September, raising rates and reiterating its belief that monetary policy remained accommodative. For the overall period, although the yield of the 30-year Treasury rose markedly from its June low, the yield curve flattened.

Relative to other areas of the government bond market, Treasuries underperformed as investors sought higher yields. Among mortgage-backed issues, higher-coupon, slower-pre-paying issues outperformed their lower-coupon counterparts, due mostly to their relatively higher yields and to slowing mortgage pre-payments.

While the struggles of the auto industry gave the corporate bond market pause in the early portion of the reporting period, generally good corporate earnings announcements and positive economic news helped the market regain its bearings. Medium-quality corporate issues posted the highest returns. On an industry level, utilities garnered the highest gains during the annual period, while the industrial sector posted the lowest returns.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund outperformed the Lehman Brothers 1-5 Year U.S. Credit Index and underperformed the Lipper Short Investment Grade

Bond Funds Index for the six months ended October 31, 2005.

Within its corporate bond allocation, the Fund gained from its emphasis on insurance companies, which outperformed for the period. Additionally, a focus on medium-quality credits and strong security selection in the energy sectors further enhanced performance.

The Fund's mortgage position also had a positive impact on relative performance. As interest rates rose throughout most of the period, the Fund was well served by an emphasis on higher-coupon, slow pre-paying mortgage issues. Compared with lower-coupon, faster pre-paying mortgages, the mortgages favored by the Fund tend to be less sensitive to rising interest rates.

During the period, we managed the Fund's overall interest-rate exposure to be in-line with or below that of its Lehman benchmark. The defensive, below-benchmark duration* stance proved advantageous when interest rates rose across the short and intermediate-term portions of the curve. The neutral position benefited relative performance during periods when rates declined.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

  There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION**
   Corporate Bonds                                     48.3%
   Asset-Backed Securities                             18.9
   Mortgage-Backed Securities                          15.9
   Short-Term Investments                               5.7
   U.S. Government Agencies -- Bonds                    4.4
   U.S. Government Agencies -- CMOs                     2.9
   Private Issues -- CMOs                               2.0
   U.S. Treasury Notes                                  1.0
   Foreign Government Obligations                       0.9

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             51.3%
   Aa/AA                                               14.4
   A/A                                                 19.6
   Baa/BBB                                             14.6
   Ba/BB                                                0.1

** Does not include outstanding open long futures contracts with an underlying face amount of $53,968,421 and unrealized depreciation of $383,635 and open short futures contracts with an underlying face amount of $9,988,766 and unrealized appreciation of $191,469.

Data as of October 31, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS BOTH DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.
YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2005

                             (since 01/10/94)
   SYMBOL                              MSLDX
   1 YEAR                               1.02%(3)
   5 YEARS                              3.49(3)
   10 YEARS                             4.50(3)
   SINCE INCEPTION                      4.48(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions. There is no sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 - 10/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                           05/01/05 -
                                                                     05/01/05            10/31/05          10/31/05
                                                                   -------------       -------------       ---------------
Actual (0.66% return).......................................         $1,000.00           $1,006.60              $4.05
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.17              $4.08

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Corporate Bonds (49.6%)
            Aerospace & Defense (0.6%)
 $  615     McDonnell Douglas Corp. .........................  6.875%       11/01/06            $    626,207
    465     Northrop Grumman Corp. ..........................  4.079        11/16/06                 461,395
     65     Raytheon Co. ....................................  6.15         11/01/08                  67,118
    105     Raytheon Co. ....................................  6.75         08/15/07                 108,088
    385     Raytheon Co. ....................................  8.30         03/01/10                 432,448
                                                                                                ------------
                                                                                                   1,695,256
                                                                                                ------------
            Air Freight/Couriers (0.2%)
    540     Fedex Corp. .....................................  2.65         04/01/07                 523,729
                                                                                                ------------

            Airlines (0.2%)
    615     Southwest Airlines Co. (Series 01-1).............  5.496        11/01/06                 619,573
                                                                                                ------------

            Auto Parts: O.E.M. (0.3%)
    745     Johnson Controls, Inc. ..........................  5.00         11/15/06                 744,826
                                                                                                ------------

            Beverages: Alcoholic (0.2%)
    740     Miller Brewing Co. - 144A*.......................  4.25         08/15/08                 725,693
                                                                                                ------------

            Building Products (0.4%)
    275     Masco Corp. .....................................  4.625        08/15/07                 273,048
    795     Masco Corp. .....................................  6.75         03/15/06                 801,058
                                                                                                ------------
                                                                                                   1,074,106
                                                                                                ------------
            Cable/Satellite TV (0.8%)
  1,120     Comcast Cable Communications, Inc. ..............  6.875        06/15/09               1,179,461
    290     Comcast Corp. ...................................  5.85         01/15/10                 295,342
    602     Cox Communications Inc. .........................  4.406+       12/14/07                 606,880
    350     Cox Communications Inc. .........................  7.75         08/15/06                 357,458
                                                                                                ------------
                                                                                                   2,439,141
                                                                                                ------------
            Chemicals: Major Diversified (0.1%)
    390     ICI Wilmington Inc. .............................  4.375        12/01/08                 381,479
                                                                                                ------------

            Containers/Packaging (0.1%)
    205     Sealed Air Corp. - 144A*.........................  6.95         05/15/09                 215,126
                                                                                                ------------

                       See Notes to Financial Statements
 8

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Department Stores (1.0%)
 $  160     Federated Department Stores, Inc. ...............  6.30%        04/01/09            $    165,528
  1,110     Federated Department Stores, Inc. ...............  6.625        09/01/08               1,153,814
  1,155     May Department Stores Co., Inc. .................  3.95         07/15/07               1,135,608
    430     May Department Stores Co., Inc. .................  6.875        11/01/05                 430,000
                                                                                                ------------
                                                                                                   2,884,950
                                                                                                ------------
            Drugstore Chains (0.5%)
    150     CVS Corp. .......................................  3.875        11/01/07                 147,265
  1,455     CVS Corp. .......................................  5.625        03/15/06               1,459,691
                                                                                                ------------
                                                                                                   1,606,956
                                                                                                ------------
            Electric Utilities (7.2%)
    585     Ameren Corp. ....................................  4.263        05/15/07                 577,298
    545     Appalachian Power Co. (Series G).................  3.60         05/15/08                 527,248
  1,655     Carolina Power & Light Company Inc. .............  6.80         08/15/07               1,707,596
    595     CC Funding Trust I...............................  6.90         02/16/07                 608,534
  1,000     Columbus Southern Power Co. .....................  4.40         12/01/10                 967,171
  2,985     Consolidated Natural Gas Co. (Series B)..........  5.375        11/01/06               3,001,149
    495     Consumers Energy Co. ............................  4.80         02/17/09                 489,901
  1,485     DTE Energy Co. ..................................  6.45         06/01/06               1,499,054
    475     Duke Energy Corp. ...............................  3.75         03/05/08                 463,002
    485     Entergy Gulf States, Inc. .......................  3.60         06/01/08                 465,542
    415     Entergy Gulf States, Inc. .......................  4.27+        12/01/09                 407,822
    620     Exelon Corp. ....................................  6.75         05/01/11                 656,201
  1,820     FPL Group Capital Inc. ..........................  3.25         04/11/06               1,809,662
  1,530     Pacific Gas & Electric Co. ......................  3.60         03/01/09               1,464,005
    235     Panhandle Eastern Pipe Line Co. (Series B).......  2.75         03/15/07                 228,358
    835     Peco Energy Co. .................................  3.50         05/01/08                 806,268
  1,920     Pinnacle West Capital Corp. .....................  6.40         04/01/06               1,934,026
  2,725     Public Service Electric & Gas Co. ...............  4.085+       06/23/06               2,724,910
    630     Southwestern Public Service Co. (Series A).......  6.20         03/01/09                 651,846
    485     Wisconsin Electric Power Co. ....................  3.50         12/01/07                 472,463
                                                                                                ------------
                                                                                                  21,462,056
                                                                                                ------------
            Electrical Products (0.2%)
    680     Cooper Industries Inc. ..........................  5.25         07/01/07                 683,794
                                                                                                ------------

            Environmental Services (0.2%)
    510     WMX Technologies, Inc. ..........................  7.00         10/15/06                 519,075
                                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Finance/Rental/Leasing (4.0%)
 $1,185     American Honda Finance Corp. - 144A*.............  3.85%        11/06/08            $  1,150,355
    545     CIT Group, Inc. .................................  2.875        09/29/06                 535,984
  1,300     CIT Group, Inc. .................................  3.95+        11/04/05               1,299,991
    695     CIT Group, Inc. .................................  4.75         08/15/08                 691,784
  1,035     CIT Group, Inc. .................................  7.375        04/02/07               1,070,642
  1,000     Countrywide Home Loans, Inc. (Series MTN)........  3.25         05/21/08                 958,407
  1,845     Ford Motor Credit Co. ...........................  6.875        02/01/06               1,844,164
    495     MBNA Corp. ......................................  4.163+       05/05/08                 499,540
    530     MBNA Corp. ......................................  6.125        03/01/13                 558,248
  1,910     Nationwide Buildings Society - 144A* (United
              Kingdom).......................................  2.625        01/30/07               1,861,140
  1,535     SLM Corp. .......................................  4.00         01/15/10               1,479,679
                                                                                                ------------
                                                                                                  11,949,934
                                                                                                ------------
            Financial Conglomerates (4.6%)
  1,300     Bank One NA Illinois.............................  3.833+       05/05/06               1,301,253
  1,390     Bank One NA Illinois.............................  5.50         03/26/07               1,404,188
    410     Chase Manhattan Corp. ...........................  6.00         02/15/09                 422,131
    145     Chase Manhattan Corp. ...........................  7.00         11/15/09                 155,389
  2,505     Citigroup Global Markets Inc. ...................  3.943+       12/12/06               2,508,803
    835     Citigroup Inc. ..................................  5.50         08/09/06                 840,653
  1,190     General Electric Capital Corp. ..................  4.25         12/01/10               1,155,768
  2,550     General Electric Capital Corp. ..................  5.375        03/15/07               2,571,022
  1,150     ING Security Life Institutional - 144A*..........  2.70         02/15/07               1,114,125
  1,475     Pricoa Global Funding I - 144A*..................  3.90         12/15/08               1,431,749
    860     Prudential Insurance Co. - 144A*.................  6.375        07/23/06                 869,701
                                                                                                ------------
                                                                                                  13,774,782
                                                                                                ------------
            Food Retail (1.0%)
  2,510     Kroger Co. ......................................  7.625        09/15/06               2,561,463
    410     Safeway Inc. ....................................  7.50         09/15/09                 437,224
                                                                                                ------------
                                                                                                   2,998,687
                                                                                                ------------
            Food: Major Diversified (1.3%)
  1,300     Conagra Foods, Inc. .............................  6.00         09/15/06               1,312,623
    795     General Mills Inc. ..............................  3.875        11/30/07                 778,932
  1,790     Kraft Foods Inc. ................................  5.25         06/01/07               1,801,529
                                                                                                ------------
                                                                                                   3,893,084
                                                                                                ------------
            Forest Products (0.1%)
    202     Weyerhaeuser Co. ................................  6.125        03/15/07                 205,204
                                                                                                ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Gas Distributors (0.7%)
 $  450     Nisource Finance Corp. ..........................  4.392+%      11/23/09            $    451,822
     88     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*
              (Qatar)........................................  7.628        09/15/06                  89,814
  1,440     Sempra Energy....................................  4.75         05/15/09               1,415,118
                                                                                                ------------
                                                                                                   1,956,754
                                                                                                ------------
            Home Furnishings (0.2%)
    630     Mohawk Industries, Inc. (Class C)................  6.50         04/15/07                 642,934
                                                                                                ------------

            Home Improvement Chains (0.2%)
    565     Lowe's Companies, Inc. ..........................  7.50         12/15/05                 566,815
                                                                                                ------------

            Hotels/Resorts/Cruiselines (0.4%)
    795     Hyatt Equities LLC - 144A*.......................  6.875        06/15/07                 807,385
    295     Starwood Hotels & Resorts Worldwide, Inc. .......  7.375        05/01/07                 303,481
                                                                                                ------------
                                                                                                   1,110,866
                                                                                                ------------
            Household/Personal Care (0.4%)
  1,305     Clorox Co. (The).................................  3.981+       12/14/07               1,307,359
                                                                                                ------------

            Industrial Conglomerates (0.8%)
  2,035     Honeywell International, Inc. ...................  5.125        11/01/06               2,040,289
    380     Textron Financial Corp. .........................  4.125        03/03/08                 373,708
                                                                                                ------------
                                                                                                   2,413,997
                                                                                                ------------
            Insurance Brokers/Services (0.6%)
  1,785     Marsh & McLennan Companies Inc. .................  5.375        03/15/07               1,789,852
                                                                                                ------------

            Integrated Oil (0.6%)
  1,728     Conoco Funding Co. (Canada)......................  5.45         10/15/06               1,739,479
                                                                                                ------------

            Investment Banks/Brokers (1.4%)
  1,485     Goldman Sachs Group Inc. (The)...................  4.125        01/15/08               1,463,083
  2,652     Lehman Brothers Holdings, Inc. ..................  8.25         06/15/07               2,785,555
                                                                                                ------------
                                                                                                   4,248,638
                                                                                                ------------
            Investment Managers (0.9%)
  2,050     TIAA Global Markets - 144A*......................  3.875        01/22/08               2,008,594
    750     TIAA Global Markets - 144A*......................  5.00         03/01/07                 751,761
                                                                                                ------------
                                                                                                   2,760,355
                                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Life/Health Insurance (2.9%)
 $2,165     Genworth Financial, Inc. ........................  4.02+%       06/15/07            $  2,169,053
  1,425     John Hancock Financial Services, Inc. ...........  5.625        12/01/08               1,455,737
    635     John Hancock Global Funding II - 144A*...........  5.625        06/27/06                 638,724
    135     John Hancock Global Funding II - 144A*...........  7.90         07/02/10                 151,798
  1,755     Met Life Global Funding I - 144A*................  3.375        10/05/07               1,708,485
    495     Monumental Global Funding II - 144A*.............  3.85         03/03/08                 484,215
  2,125     Monumental Global Funding II - 144A*.............  6.05         01/19/06               2,132,100
                                                                                                ------------
                                                                                                   8,740,112
                                                                                                ------------
            Major Banks (4.9%)
  1,815     ABN Amro Bank (Netherlands)......................  3.84+        05/11/07               1,818,200
  1,300     Bank of America Corp. ...........................  3.375        02/17/09               1,240,205
    515     Bank of America Corp. ...........................  3.875        01/15/08                 505,534
    465     Bank of America Corp. ...........................  4.75         10/15/06                 465,209
     80     Bank of America Corp. ...........................  5.25         02/01/07                  80,482
    400     Bank of New York Co., Inc. (The).................  5.20         07/01/07                 402,807
  3,405     Branch Banking & Trust Corp. ....................  3.831+       06/04/07               3,408,616
    750     Huntington National Bank.........................  2.75         10/16/06                 735,701
  1,260     Key Bank NA......................................  7.125        08/15/06               1,281,182
  2,000     Suntrust Bank Atlanta............................  7.25         09/15/06               2,032,868
    250     Wachovia Corp. ..................................  3.625        02/17/09                 240,640
  1,240     Wachovia Corp. ..................................  4.95         11/01/06               1,241,498
  1,165     Wells Fargo Co. .................................  3.861+       03/03/06               1,165,397
                                                                                                ------------
                                                                                                  14,618,339
                                                                                                ------------
            Major Telecommunications (1.6%)
    855     Deutsche Telekom International Finance Corp.
              (Netherlands)..................................  8.50         06/15/10                 955,051
  1,925     GTE Corp. .......................................  6.36         04/15/06               1,938,860
    535     Telecom Italia Capital SpA (Luxembourg)..........  4.00         11/15/08                 518,003
    140     Telecom Italia Capital SpA (Luxembourg)..........  4.00         01/15/10                 133,208
  1,040     Verizon Global Funding Corp. ....................  6.125        06/15/07               1,060,783
                                                                                                ------------
                                                                                                   4,605,905
                                                                                                ------------
            Managed Health Care (1.4%)
    870     Aetna, Inc. .....................................  7.375        03/01/06                 877,767
    680     UnitedHealth Group Inc. .........................  4.125        08/15/09                 661,388
  1,590     UnitedHealth Group Inc. .........................  7.50         11/15/05               1,591,391
    965     WellPoint Health Networks Inc. ..................  6.375        06/15/06                 974,863
                                                                                                ------------
                                                                                                   4,105,409
                                                                                                ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Media Conglomerates (0.8%)
 $1,990     Time Warner, Inc. ...............................  6.125%       04/15/06            $  2,002,008
    480     Time Warner, Inc. ...............................  6.15         05/01/07                 488,468
                                                                                                ------------
                                                                                                   2,490,476
                                                                                                ------------
            Motor Vehicles (0.6%)
    415     DaimlerChrysler North American Holdings Co. .....  4.05         06/04/08                 403,146
  1,215     DaimlerChrysler North American Holdings Co. .....  6.40         05/15/06               1,225,263
                                                                                                ------------
                                                                                                   1,628,409
                                                                                                ------------
            Multi-Line Insurance (1.2%)
  1,780     American General Finance Corp. (Series MTNF).....  5.875        07/14/06               1,795,958
    250     Equitable Life Assurance Society - 144A*.........  6.95         12/01/05                 250,501
    480     Hartford Financial Services Group, Inc. (The)....  2.375        06/01/06                 473,823
    500     International Lease Finance Corp. ...............  3.75         08/01/07                 490,591
    640     International Lease Finance Corp. ...............  4.625        06/02/08                 633,014
                                                                                                ------------
                                                                                                   3,643,887
                                                                                                ------------
            Other Consumer Services (0.3%)
    795     Cendant Corp. ...................................  6.25         01/15/08                 809,135
                                                                                                ------------

            Property - Casualty Insurers (1.3%)
  1,195     Allstate Finance Global Funding II - 144A*.......  2.625        10/22/06               1,167,282
  1,145     Mantis Reef Ltd. - 144A* (Australia).............  4.692        11/14/08               1,121,907
    355     Platinum Underwriters Finance Holdings,
              Ltd. - 144A*...................................  6.371        11/16/07                 356,699
    570     St. Paul Travelers Companies, Inc. (The).........  5.01         08/16/07                 568,612
    700     XLLIAC Global Funding - 144A*....................  4.80         08/10/10                 688,977
                                                                                                ------------
                                                                                                   3,903,477
                                                                                                ------------
            Pulp & Paper (0.6%)
    515     International Paper Co. .........................  3.80         04/01/08                 499,291
    805     MeadWestvaco Corp. ..............................  2.75         12/01/05                 803,414
    530     Sappi Papier Holding AG - 144A* (Austria)........  6.75         06/15/12                 526,222
                                                                                                ------------
                                                                                                   1,828,927
                                                                                                ------------
            Railroads (0.8%)
    380     Norfolk Southern Corp. ..........................  7.35         05/15/07                 393,513
    400     Union Pacific Corp. .............................  3.625        06/01/10                 375,585
  1,575     Union Pacific Corp. (Series MTNE)................  6.79         11/09/07               1,631,021
                                                                                                ------------
                                                                                                   2,400,119
                                                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Real Estate Development (0.8%)
 $1,812     World Financial Properties - 144A*...............  6.91%        09/01/13            $  1,905,935
    398     World Financial Properties - 144A*...............  6.95         09/01/13                 418,949
                                                                                                ------------
                                                                                                   2,324,884
                                                                                                ------------
            Real Estate Investment Trusts (0.8%)
  1,800     EOP Operating LP.................................  6.763        06/15/07               1,846,168
    415     EOP Operating LP.................................  8.375        03/15/06                 420,719
                                                                                                ------------
                                                                                                   2,266,887
                                                                                                ------------
            Regional Banks (0.6%)
  1,190     US Bancorp.......................................  5.10         07/15/07               1,196,278
    740     US Bank NA.......................................  2.85         11/15/06                 723,571
                                                                                                ------------
                                                                                                   1,919,849
                                                                                                ------------
            Savings Banks (1.2%)
    420     Household Finance Corp. .........................  4.125        12/15/08                 409,907
    225     Household Finance Corp. .........................  5.875        02/01/09                 230,510
  1,360     Household Finance Corp. .........................  6.40         06/17/08               1,408,721
    150     Sovereign Bank (Series CD).......................  4.00         02/01/08                 147,467
    355     Washington Mutual Inc. ..........................  7.50         08/15/06                 361,700
  1,000     Washington Mutual Inc. ..........................  8.25         04/01/10               1,115,966
                                                                                                ------------
                                                                                                   3,674,271
                                                                                                ------------
            Trucks/Construction/Farm Machinery (0.6%)
    700     Caterpillar Financial Services Corp. (Series
              MTNF)..........................................  3.625        11/15/07                 683,763
    890     John Deere Capital Corp. ........................  3.375        10/01/07                 867,682
    360     John Deere Capital Corp. ........................  4.50         08/22/07                 358,027
                                                                                                ------------
                                                                                                   1,909,472
                                                                                                ------------
            Total Corporate Bonds
            (Cost $150,170,779).......................................................           147,804,058
                                                                                                ------------
            Asset-Backed Securities (19.4%)
            Finance/Rental/Leasing
  2,000     Americredit Automoblie Receivables Trust 2004-BM
              A3.............................................  2.07         08/06/08               1,978,343
  3,800     BMW Vehicle Owner Trust 2005-A A3................  4.04         02/25/09               3,767,773
  1,600     Capital One Multi-Asset Execution Trust 2005-A2
              A2.............................................  4.05         02/15/11               1,574,811
    432     Chase Manhattan Auto Owner Trust 2002-A A4.......  4.24         09/15/08                 432,219
    718     Chase Manhattan Auto Owner Trust 2002-B A4.......  4.21         01/15/09                 718,185
  4,000     Chase Manhattan Auto Owner Trust 2003-C A4.......  2.94         06/15/10               3,899,737
  3,600     Chase Manhattan Auto Owner Trust 2004-A A4.......  2.83         09/15/10               3,482,204
  1,450     CNH Equipment Trust 2005-A A3....................  4.02         04/15/09               1,434,427
  1,300     Daimler Chrysler Auto Trust 2003-B A4............  2.86         03/09/09               1,271,857
  3,700     Daimler Chrysler Auto Trust 2004-A A4............  2.58         04/08/09               3,601,907

                       See Notes to Financial Statements
 14

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
 $1,600     Daimler Chrysler Auto Trust 2005-B A3............  4.04%        09/08/09            $  1,583,880
  1,425     Ford Credit Auto Owner Trust 2005-B A3...........  4.17         01/15/09               1,414,772
    871     Harley-Davidson Motorcycle Trust 2002-2 A2.......  3.09         06/15/10                 860,442
  3,300     Harley-Davidson Motorcycle Trust 2003-3 A2.......  2.76         05/15/11               3,247,071
  1,200     Harley-Davidson Motorcycle Trust 2005-2 A2.......  4.07         02/15/12               1,181,399
    729     Hyundai Auto Receivables Trust 2003-A A3.........  2.33         11/15/07                 724,054
  3,500     MBNA Credit Card Master Trust 2004-A4 A4.........  2.70         09/15/09               3,402,141
  2,000     Merrill Auto Trust Securitization 2005-1 A3......  4.10         08/25/09               1,977,807
  3,500     Nissan Auto Receivables Owner Trust 2003-A A4....  2.61         07/15/08               3,450,956
  2,900     Nissan Auto Receivables Owner Trust 2004-A A4....  2.76         07/15/09               2,804,560
  1,500     Nissan Auto Receivables Owner Trust 2005-B A3....  3.99         07/15/09               1,483,304
  3,700     USAA Auto Owner Trust 2004-1 A4..................  2.67         10/15/10               3,590,598
  2,500     USAA Auto Owner Trust 2004-3 A3..................  3.16         02/17/09               2,462,186
  1,775     USAA Auto Owner Trust 2005-1 A3..................  3.90         07/15/09               1,755,000
  2,150     USAA Auto Owner Trust 2005-3 A3..................  4.55         02/16/10               2,143,029
  1,125     Wachovia Auto Owner Trust 2005-A A3..............  4.06         09/21/09               1,112,994
  2,600     Whole Auto Loan Trust 2003-1 A4..................  2.58         03/15/10               2,547,489
                                                                                                ------------
            Total Asset-Backed Securities
            (Cost $59,072,431)........................................................            57,903,145
                                                                                                ------------
            U.S. Government Agencies - Mortgage-Backed Securities
            (16.3%)
    162     Federal Home Loan Mortgage Corp. PC Gold.........  6.50         03/01/29 - 09/01/29      167,060
  4,903     Federal Home Loan Mortgage Corp. PC Gold.........  7.50         10/01/26 - 08/01/32    5,187,485
  1,102     Federal Home Loan Mortgage Corp. ARM.............  3.566        07/01/34               1,074,774
  1,780     Federal Home Loan Mortgage Corp. ARM.............  4.171        08/01/34               1,763,165
  2,406     Federal Home Loan Mortgage Corp. ARM.............  4.351        10/01/33               2,368,295
  2,089     Federal Home Loan Mortgage Corp. ARM.............  4.372        07/01/35               2,062,148
  1,987     Federal National Mortgage Assoc. ................  6.50         02/01/28 - 10/01/32    2,045,179
  7,050     Federal National Mortgage Assoc. ................  7.00            ***                 7,371,656
  2,646     Federal National Mortgage Assoc. ................  7.00         02/01/26 - 05/01/33    2,768,248
    250     Federal National Mortgage Assoc. ................  7.50            ***                   263,906
  1,864     Federal National Mortgage Assoc. ................  7.50         09/01/29 - 09/01/32    1,968,526
  1,177     Federal National Mortgage Assoc. ARM.............  3.63         07/01/34               1,163,379
    619     Federal National Mortgage Assoc. ARM.............  3.773        06/01/34                 616,502
  1,911     Federal National Mortgage Assoc. ARM.............  4.04         07/01/33               1,909,682
  1,567     Federal National Mortgage Assoc. ARM.............  4.113        09/01/34               1,558,902
  1,871     Federal National Mortgage Assoc. ARM.............  4.238        05/01/35               1,861,369
  1,617     Federal National Mortgage Assoc. ARM.............  4.31         04/01/35               1,596,834
  1,333     Federal National Mortgage Assoc. ARM.............  4.343        05/01/35               1,322,350
  1,447     Federal National Mortgage Assoc. ARM.............  4.503        04/01/35               1,433,944
  2,495     Federal National Mortgage Assoc. ARM.............  4.533        05/01/35               2,473,589
  1,504     Federal National Mortgage Assoc. ARM.............  4.778        07/01/35               1,488,739
  2,093     Federal National Mortgage Assoc. ARM.............  4.80         09/01/35               2,073,433

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
 $1,971     Government National Mortgage Assoc. II...........  3.50+%       08/20/29 - 09/20/29 $  1,979,556
    381     Government National Mortgage Assoc. II...........  4.125+       10/20/24 - 12/20/24      384,783
  1,675     Government National Mortgage Assoc. II...........  4.375+       06/20/22 - 05/20/23    1,680,629
                                                                                                ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities
            (Cost $49,012,702)........................................................            48,584,133
                                                                                                ------------
            U.S. Government Agencies - Bonds (4.5%)
  5,800     Federal Home Loan Bank...........................  3.25         12/17/07               5,637,925
  7,805     Federal Home Loan Mortgage Corp. ................  3.625        02/15/07               7,712,261
                                                                                                ------------
            Total U.S. Government Agencies - Bonds
            (Cost $13,556,466)........................................................            13,350,186
                                                                                                ------------
            U.S. Government Agencies - Collateralized Mortgage
            Obligations (3.0%)
  3,150     Federal Home Loan Mortgage Corp. 2644 AU (PAC)...  3.50         05/15/22               3,083,509
    451     Federal Home Loan Mortgage Corp. 2104 TE (PAC)...  5.50         02/15/12                 451,534
  1,861     Federal Home Loan Mortgage Corp. 2182 ZC.........  7.50         09/15/29               1,965,061
  2,262     Federal National Mortgage Assoc. 2005 - 27 NA
              (PAC)..........................................  5.50         01/25/24               2,275,257
  1,190     Federal National Mortgage Assoc. 2005 - 52 PA
              (PAC)..........................................  6.50         06/25/35               1,240,398
                                                                                                ------------
            Total U.S. Government Agencies - Collateralized Mortgage Obligations
            (Cost $9,231,947).........................................................             9,015,759
                                                                                                ------------
            Private Issues - Collateralized Mortgage Obligations
            (2.0%)
  2,025     Washington Mutual Mortgage Pass-Through
              Certificates 2005-AR13 A1B3....................  4.398+       10/25/45               2,025,000
  2,264     Washington Mutual Mortgage Pass-Through
              Certificates 2005-AR8 2AB3.....................  4.398+       07/25/45               2,263,627
  1,725     Washington Mutual Mortgage Pass-Through
              Certificates 2005 (WI).........................  4.42         11/25/45               1,725,000
                                                                                                ------------
            Total Private Issues - Collateralized Mortgage Obligations
            (Cost $6,013,627).........................................................             6,013,627
                                                                                                ------------
            U.S. Government Obligation (1.0%)
  3,030     U.S. Treasury Note (Cost $3,018,686).............  1.875        01/31/06               3,015,208
                                                                                                ------------
            Foreign Government Obligations (0.9%)
    935     Quebec Province (Canada).........................  5.50         04/11/06                 940,340
    945     United Mexican States (Mexico)...................  8.625        03/12/08               1,023,435
    730     United Mexican States (Mexico)...................  8.375        01/14/11                 832,200
                                                                                                ------------
            Total Foreign Government Obligations
            (Cost $2,778,038).........................................................             2,795,975
                                                                                                ------------

                       See Notes to Financial Statements
 16

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON        MATURITY
THOUSANDS                                                       RATE           DATE                 VALUE
-------------------------------------------------------------------------------------------------------------
            Short-Term Investments (5.9%)
            U.S. Government Obligation (a) (0.1%)
 $  200     U.S. Treasury Bill**(Cost $198,660)..............  3.35%        01/12/06            $    198,660
                                                                                                ------------
            Repurchase Agreement (5.8%)
            Joint repurchase agreement account (dated
              10/31/05; proceeds $17,284,923) (b) (Cost
              $17,283,000)...................................  4.005        11/01/05              17,283,000
                                                                                                ------------
            Total Short-Term Investments
            (Cost $17,481,660)........................................................            17,481,660
                                                                                                ------------

            Total Investments
            (Cost $310,336,336) (c) (d).................................   102.6%     305,963,751
            Liabilities in Excess of Other Assets.......................    (2.6)      (7,856,541)
                                                                           -----     ------------
            Net Assets..................................................   100.0%    $298,107,210
                                                                           =====     ============

---------------------

    PC   Participation Certificate.
    ARM  Adjustable Rate Mortgage. Interest rate in effect as of
         October 31, 2005.
    PAC  Planned Amortization Class.
    WI   Security purchased on a when-issued basis.
     *   Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $57,000.
    ***  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be
         determined upon settlement.
     +   Floating rate security; rate shown is the rate in effect at
         October 31, 2005.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (c)  Securities have been designated as collateral in an amount equal to $75,547,356 in connection with securities purchased on a forward commitment basis and open futures contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $106,589 and the aggregate gross unrealized depreciation is $4,479,174,
         resulting in net unrealized depreciation of $4,372,585.

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

                                                       UNDERLYING      UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      FACE AMOUNT    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AT VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------
   263         Long      U.S. Treasury Notes 2 Year,   $53,968,421     $(383,635)
                                December 2005
    38         Short     U.S. Treasury Notes 5 Year,   (4,023,844)        37,895
                                December 2005
    55         Short     U.S. Treasury Notes 10 Year,  (5,964,922)       153,574
                                December 2005
                                                                       ---------
                         Net Unrealized Depreciation..............     $(192,166)
                                                                       =========

                       See Notes to Financial Statements
 18

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $310,336,336).......................................  $305,963,751
Receivable for:
    Interest................................................     2,517,985
    Investments sold........................................     1,744,448
    Shares of beneficial interest sold......................       268,629
    Principal paydowns......................................       213,490
Prepaid expenses and other assets...........................        16,973
                                                              ------------
    Total Assets............................................   310,725,276
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    10,910,554
    Shares of beneficial interest redeemed..................     1,356,148
    Investment advisory fee.................................       134,025
    Dividends to shareholders...............................       111,485
    Administration fee......................................        20,619
    Variation margin........................................         6,421
    Transfer agent fee......................................         2,137
Accrued expenses and other payables.........................        76,677
                                                              ------------
    Total Liabilities.......................................    12,618,066
                                                              ------------
    Net Assets..............................................  $298,107,210
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $329,701,786
Net unrealized depreciation.................................    (4,564,751)
Dividends in excess of net investment income................    (5,272,286)
Accumulated net realized loss...............................   (21,757,539)
                                                              ------------
    Net Assets..............................................  $298,107,210
                                                              ============
Net Asset Value Per Share,
32,912,933 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $9.06
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 5,733,659
                                                              -----------
Expenses
Investment advisory fee.....................................      860,842
Transfer agent fees and expenses............................      185,719
Administration fee..........................................      132,437
Professional fees...........................................       48,841
Shareholder reports and notices.............................       29,314
Custodian fees..............................................       22,466
Registration fees...........................................       21,285
Trustees' fees and expenses.................................        2,113
Other.......................................................       17,420
                                                              -----------
    Total Expenses..........................................    1,320,437
                                                              -----------
    Net Investment Income...................................    4,413,222
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................     (853,433)
Futures contracts...........................................       52,928
                                                              -----------
    Net Realized Loss.......................................     (800,505)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (1,228,496)
Futures contracts...........................................     (132,832)
                                                              -----------
    Net Depreciation........................................   (1,361,328)
                                                              -----------
    Net Loss................................................   (2,161,833)
                                                              -----------
Net Increase................................................  $ 2,251,389
                                                              ===========

                       See Notes to Financial Statements
 20

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX MONTHS    FOR THE YEAR
                                                                    ENDED              ENDED
                                                               OCTOBER 31, 2005    APRIL 30, 2005
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $  4,413,222      $  11,464,957
Net realized loss...........................................         (800,505)        (1,312,107)
Net change in unrealized depreciation.......................       (1,361,328)        (5,091,390)
                                                                 ------------      -------------
    Net Increase............................................        2,251,389          5,061,460

Dividends to shareholders from net investment income........       (6,186,029)       (16,474,040)

Net decrease from transactions in shares of beneficial
  interest..................................................      (54,082,523)      (120,871,693)
                                                                 ------------      -------------
    Net Decrease............................................      (58,017,163)      (132,284,273)
Net Assets:
Beginning of period.........................................      356,124,373        488,408,646
                                                                 ------------      -------------
End of Period
(Including dividends in excess of net investment income of
$5,272,286 and $3,499,479, respectively)....................     $298,107,210      $ 356,124,373
                                                                 ============      =============

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% to the portion of the daily net assets exceeding $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended October 31, 2005 were $105,179,526, and $149,267,390, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $81,591,599 and $90,345,379, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administration, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                 FOR THE YEAR
                                                                    MONTHS ENDED                     ENDED
                                                                  OCTOBER 31, 2005              APRIL 30, 2005
                                                              -------------------------   ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   -------------
Sold........................................................   2,722,476   $ 24,851,455    13,944,535   $ 129,742,246
Reinvestment of dividends...................................     497,408      4,538,926     1,321,375      12,255,388
                                                              ----------   ------------   -----------   -------------
                                                               3,219,884     29,390,381    15,265,910     141,997,634
Redeemed....................................................  (9,142,310)   (83,472,904)  (28,350,418)   (262,869,327)
                                                              ----------   ------------   -----------   -------------
Net decrease................................................  (5,922,426)  $(54,082,523)  (13,084,508)  $(120,871,693)
                                                              ==========   ============   ===========   =============

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

As of April 30, 2005, the Fund had a net capital loss carryforward of $19,274,017 of which $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012 and $11,744,996 will expire on April 30, 2013 to offset future capital gains to the extent provided by regulations.

As of April 30, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contacts.

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9,

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005 (UNAUDITED) continued

2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                    FOR THE YEAR ENDED APRIL 30,
                                            MONTHS ENDED     ---------------------------------------------------------
                                          OCTOBER 31, 2005     2005        2004        2003        2002        2001
                                          ----------------   ---------   ---------   ---------   ---------   ---------
                                            (unaudited)

Selected Per Share Data:

Net asset value, beginning of period....         $9.17          $9.41       $9.68       $9.59       $9.44       $9.20
                                                 -----          -----       -----       -----       -----       -----

Income (loss) from investment
 operations:
    Net investment income...............          0.10           0.19        0.17        0.24        0.41        0.55
    Net realized and unrealized gain
    (loss)..............................         (0.04)         (0.08)      (0.07)       0.13        0.19        0.24
                                                 -----          -----       -----       -----       -----       -----

Total income from investment
 operations.............................          0.06           0.11        0.10        0.37        0.60        0.79
                                                 -----          -----       -----       -----       -----       -----

Less dividends from net investment
 income:................................         (0.17)         (0.35)      (0.37)      (0.28)      (0.45)      (0.55)
                                                 -----          -----       -----       -----       -----       -----

Net asset value, end of period..........         $9.06          $9.17       $9.41       $9.68       $9.59       $9.44
                                                 =====          =====       =====       =====       =====       =====

Total Return+...........................          0.66%(1)       1.20%       0.99%       3.93%       6.50%       8.82%

Ratios to Average Net Assets:
Expenses................................          0.80%(2)       0.76%(3)     0.85%(3)     0.84%(4)     0.80%(4)     0.80%(4)

Net investment income...................          2.67%(2)       2.63%       1.75%       1.90%       3.94%       5.87%

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $298,107       $356,124    $488,409    $429,409    $166,631    $109,917

Portfolio turnover rate.................            33%(1)         82%        240%        217%        327%        133%

---------------------

     +   Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  If the Fund had borne all expenses that were assumed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         April 30, 2003             0.87%               1.86%
         April 30, 2002             0.92                3.82
         April 30, 2001             0.92                5.75




                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

Semiannual Report
October 31, 2005

[MORGAN STANLEY LOGO]

37880RPT-RA05-01055P-Y10/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                       3